PROVISIONS - Future Disbursements (Details) - Dec. 31, 2021 $ in Millions, $ in Millions	CAD ($)	USD ($)
Disclosure of other provisions [line items]
Undiscounted amounts required	$ 302.2	$ 206.0
Doyon Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted amounts required	302.2
Essakane and Rosebel Mines
Disclosure of other provisions [line items]
Undiscounted amounts required		206.0
2022 | Doyon Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted amounts required	4.0
2022 | Essakane and Rosebel Mines
Disclosure of other provisions [line items]
Undiscounted amounts required		3.3
2023 | Doyon Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted amounts required	12.4
2023 | Essakane and Rosebel Mines
Disclosure of other provisions [line items]
Undiscounted amounts required		3.3
2024 | Doyon Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted amounts required	14.3
2024 | Essakane and Rosebel Mines
Disclosure of other provisions [line items]
Undiscounted amounts required		0.0
2025 | Doyon Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted amounts required	10.1
2025 | Essakane and Rosebel Mines
Disclosure of other provisions [line items]
Undiscounted amounts required		0.0
2026 | Doyon Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted amounts required	3.2
2026 | Essakane and Rosebel Mines
Disclosure of other provisions [line items]
Undiscounted amounts required		0.2
2027 onwards | Doyon Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted amounts required	$ 258.2
2027 onwards | Essakane and Rosebel Mines
Disclosure of other provisions [line items]
Undiscounted amounts required		$ 199.2